Provision for Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Provision for Income Taxes
Summary of income tax reconciliation

	2024	2023
At Federal statutory rate at 21%	$45,626	$60,412
Adjustments resulting from:
Wisconsin change in tax law	-	112,058
Earnings on bank owned life insurance	(14,069)	(12,594)
State tax, net of federal benefit	-	-
Other	9,042	41,603
Provision for Income Taxes	$40,599	$201,479

	2024	2023
At Federal statutory rate at 21%	$(51,681)	$444,529
Adjustments resulting from:
Tax exempt interest	(5,008)	(5,365)
Wisconsin change in tax law	112,058	—
Earnings and gain on bank owned life insurance	(52,245)	(104,520)
State tax, net of federal benefit	(321,355)	112,009
Equity compensation	23,534	5,664
Increase/decrease in valuation allowance	321,355	—
Other	(85,766)	(7,582)
Income tax expense	$(59,108)	$444,735